Debt and Credit Agreements - Schedule of Outstanding Long-Term Debt (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt, face amount	$ 10,069,000,000
Long-term debt, Total	10,099,000,000	$ 10,707,000,000
Add: Net unamortized debt premiums	14,000,000	15,000,000
Add: Unrealized mark-to-market loss (gain)	(9,000,000)	(2,000,000)
Less: Deferred debt issuance costs	(37,000,000)	(40,000,000)
Total long-term debt	10,067,000,000	10,680,000,000
Long-term debt issued	0	2,300,000,000
Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	9,923,000,000	10,523,000,000
Debt instrument maximum borrowing capacity			$ 3,500,000,000
Debt instrument unused borrowing capacity	1,200,000,000
Long-term debt issued	0	2,300,000,000
Loan repaid and redeemed	600,000,000	500,000,000
Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	146,000,000	148,000,000
Long-term debt, market value	176,000,000	184,000,000
Loan repaid and redeemed	2,000,000	2,000,000
5.18% Series 13 Notes Due 2017 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 0	$ 600,000,000
Long-term debt, interest rate	5.18%	5.18%
2.78% Series 28 Notes Due 2018 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 750,000,000	$ 750,000,000
Long-term debt, interest rate	2.78%	2.78%
Floating-rate Series 31 notes due 2019 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 228,000,000	$ 228,000,000
1.48% Series 37 Notes Due 2019 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
Long-term debt, interest rate	1.48%	1.48%
1.48% Series 37 Notes Due 2019 [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Hedged portion of debt	$ 500,000,000
4.40% Series 20 Notes Due 2020 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 300,000,000	$ 300,000,000
Long-term debt, interest rate	4.40%	4.40%
1.62% Series 33 Notes Due 2020 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 350,000,000	$ 350,000,000
Long-term debt, interest rate	1.62%	1.62%
1.62% Series 33 Notes Due 2020 [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Hedged portion of debt	$ 50,000,000
1.84% Series 34 Notes Due 2021 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
Long-term debt, interest rate	1.84%	1.84%
3.20% Series 25 Notes Due 2022 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 600,000,000	$ 600,000,000
Long-term debt, interest rate	3.20%	3.20%
2.77% Series 35 Notes Due 2026 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
Long-term debt, interest rate	2.77%	2.77%
7.35% Debentures Due 2030 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
Long-term debt, interest rate	7.35%	7.35%
6.93% Series 2 Notes Due 2032 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
Long-term debt, interest rate	6.93%	6.93%
6.35% Series 4 Notes Due 2034 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 385,000,000	$ 385,000,000
Long-term debt, interest rate	6.35%	6.35%
5.36% Series 9 Notes Due 2036 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 600,000,000	$ 600,000,000
Long-term debt, interest rate	5.36%	5.36%
4.89% Series 12 Notes Due 2037 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
Long-term debt, interest rate	4.89%	4.89%
6.03% Series 17 Notes Due 2039 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 300,000,000	$ 300,000,000
Long-term debt, interest rate	6.03%	6.03%
5.49% Series 18 Notes Due 2040 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
Long-term debt, interest rate	5.49%	5.49%
4.39% Series 23 Notes Due 2041 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 300,000,000	$ 300,000,000
Long-term debt, interest rate	4.39%	4.39%
6.59% Series 5 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 315,000,000	$ 315,000,000
Long-term debt, interest rate	6.59%	6.59%
4.59% Series 29 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 435,000,000	$ 435,000,000
Long-term debt, interest rate	4.59%	4.59%
4.17% Series 32 Notes Due 2044 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 350,000,000	$ 350,000,000
Long-term debt, interest rate	4.17%	4.17%
5.00% Series 11 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 325,000,000	$ 325,000,000
Long-term debt, interest rate	5.00%	5.00%
3.91% Series 36 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 350,000,000	$ 350,000,000
Long-term debt, interest rate	3.91%	3.91%
3.72% Series 38 Notes Due 2047 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 450,000,000	$ 450,000,000
Long-term debt, interest rate	3.72%	3.72%
4.00% Series 24 Notes Due 2051 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 225,000,000	$ 225,000,000
Long-term debt, interest rate	4.00%	4.00%
3.79% Series 26 Notes Due 2062 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 310,000,000	$ 310,000,000
Long-term debt, interest rate	3.79%	3.79%
4.29% Series 30 Notes Due 2064 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 50,000,000	$ 50,000,000
Long-term debt, interest rate	4.29%	4.29%
6.6% Senior Secured Bonds due 2023 [Member] | Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 110,000,000
Long-term debt, market value	$ 136,000,000	$ 144,000,000
Long-term debt, interest rate	6.60%	6.60%
4.6% Note Payable due 2023 [Member] | Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 36,000,000
Long-term debt, market value	$ 40,000,000	$ 40,000,000
Long-term debt, interest rate	4.60%	4.60%
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Unrealized mark-to-market gain (loss)	$ (9,000,000)	$ (2,000,000)